Goodwill and Intangible Assets (Details 2) (USD $)	Dec. 31, 2013
Summary of estimated future amortization expense
2014	$ 1,098,574
2015	1,079,128
2016	945,319
2017	909,250
2018	909,250
Thereafter	3,525,626
Net Book Value	$ 8,467,147